Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

March 31, 2020

VIPF2025-QTLY-0520
1.830299.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	329,242	$10,608,174
VIP Equity-Income Portfolio Initial Class (a)	632,060	11,187,469
VIP Growth & Income Portfolio Initial Class (a)	791,625	12,760,998
VIP Growth Portfolio Initial Class (a)	172,737	10,846,130
VIP Mid Cap Portfolio Initial Class (a)	135,156	3,120,748
VIP Value Portfolio Initial Class (a)	819,320	8,217,779
VIP Value Strategies Portfolio Initial Class (a)	489,428	4,027,993
TOTAL DOMESTIC EQUITY FUNDS
(Cost $59,357,919)		60,769,291

International Equity Funds - 28.2%
VIP Emerging Markets Portfolio Initial Class (a)	2,555,878	23,130,699
VIP Overseas Portfolio Initial Class (a)	2,184,388	40,323,807
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $66,453,352)		63,454,506

Bond Funds - 36.3%
Fidelity Inflation-Protected Bond Index Fund (a)	1,359,154	13,944,923
Fidelity Long-Term Treasury Bond Index Fund (a)	304,325	5,216,139
VIP High Income Portfolio Initial Class (a)	997,589	4,638,791
VIP Investment Grade Bond Portfolio Initial Class (a)	4,396,964	57,820,073
TOTAL BOND FUNDS
(Cost $78,971,904)		81,619,926

Short-Term Funds - 8.5%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $19,125,137)	19,125,137	19,125,137
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $223,908,312)		224,968,860
NET OTHER ASSETS (LIABILITIES) - 0.0%		(25,765)
NET ASSETS - 100%		$224,943,095

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$14,947,742	$2,675,077	$3,970,684	$13,988	$36,958	$255,830	$13,944,923
Fidelity Long-Term Treasury Bond Index Fund	6,102,626	1,208,157	3,316,526	36,070	410,478	811,404	5,216,139
VIP Contrafund Portfolio Initial Class	12,709,454	2,371,546	2,824,135	78,368	15,413	(1,664,104)	10,608,174
VIP Emerging Markets Portfolio Initial Class	25,230,537	8,848,167	2,737,521	2,320,562	(186,791)	(8,023,693)	23,130,699
VIP Equity-Income Portfolio Initial Class	13,422,714	3,762,127	2,314,495	633,874	(169,654)	(3,513,223)	11,187,469
VIP Government Money Market Portfolio Initial Class 0.26%	12,818,552	9,366,800	3,060,215	42,351	--	--	19,125,137
VIP Growth & Income Portfolio Initial Class	15,304,170	4,584,444	2,534,640	810,330	(267,159)	(4,325,817)	12,760,998
VIP Growth Portfolio Initial Class	12,990,028	3,496,229	2,804,735	1,173,822	(117,646)	(2,717,746)	10,846,130
VIP High Income Portfolio Initial Class	4,849,296	1,294,585	754,437	38,008	(20,730)	(729,923)	4,638,791
VIP Investment Grade Bond Portfolio Initial Class	61,264,240	12,481,541	15,863,481	280,517	(83,791)	21,564	57,820,073
VIP Mid Cap Portfolio Initial Class	3,727,548	1,117,568	547,413	6,287	(30,011)	(1,146,944)	3,120,748
VIP Overseas Portfolio Initial Class	43,453,220	12,289,816	6,015,319	202,478	(382,428)	(9,021,482)	40,323,807
VIP Value Portfolio Initial Class	9,860,799	3,749,048	1,350,711	405,659	(136,066)	(3,905,291)	8,217,779
VIP Value Strategies Portfolio Initial Class	4,831,881	1,942,916	652,428	260,521	(70,241)	(2,024,135)	4,027,993
	$241,512,807	$69,188,021	$48,746,740	$6,302,835	$(1,001,668)	$(35,983,560)	$224,968,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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